Operating Revenues - Disclosure of Disaggregation of Revenues (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2018 CNY (¥)
Disclosure of revenue [line items]
Revenue from contracts with customers	¥ 372,821
Revenue from other sources	4,303
Total operating revenues	377,124
Voice services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	50,811
Internet services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	190,871
Information and application services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	83,478
Telecommunications network resource and equipment services [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	20,211
Others [member]
Disclosure of revenue [line items]
Revenue from contracts with customers	27,450
A point in time [member]
Disclosure of revenue [line items]
Total operating revenues	24,496
Over time [member]
Disclosure of revenue [line items]
Total operating revenues	¥ 352,628